Stock-Based Compensation - Schedule of Total Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 5,191	$ 1,296	$ 1,841	$ 1,612
Research and development
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Share-Based Payment Arrangement, Noncash Expense			506	536
Selling, general, and administrative
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 1,335	$ 1,076